LEASING - Disclosure of detailed information about operating lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	$ 433	$ 1,269
Changes during the year:
New leases	254	40
Payment of lease liabilities	(323)	(383)	$ (649)
Interest on lease liabilities	41	52	63
Termination of leases	(22)	(63)
Deconsolidation of Oranim		(527)
Currency translation adjustments	(7)	45
Balance, Ending	376	433	1,269
Premises [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	390	1,119
Changes during the year:
New leases	0	0
Payment of lease liabilities	(210)	(213)
Interest on lease liabilities	21	19
Termination of leases	0	0
Deconsolidation of Oranim		(527)
Currency translation adjustments	(21)	(8)
Balance, Ending	180	390	1,119
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	43	150
Changes during the year:
New leases	254	40
Payment of lease liabilities	(113)	(170)
Interest on lease liabilities	20	33
Termination of leases	(22)	(63)
Deconsolidation of Oranim		0
Currency translation adjustments	14	53
Balance, Ending	$ 196	$ 43	$ 150